Income taxes (Details) - Schedule of significant components of the deferred tax assets - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carry-forwards	¥ 6,581,225
Less: valuation allowance	(3,688,042)
Net deferred tax assets	¥ 2,893,183